FAIR VALUE MEASUREMENT (Table)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
Summary of financial assets measured at fair value on a recurring basis

		Fair value disclosure or measurement at
		December 31, 2013 using
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2013	(Level 1)	(Level 2)	(Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	11,827	—
Adjustable-rate debt securities	4,326	—	4,326	—
Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	24,085	—	24,085	—
Adjustable-rate debt securities	33,490	—	33,490	—
Term deposits	70,629	—	70,629	—
Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,262	—	8,262	—
Fair value measurement
Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	1,553	—	—
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	6,850	—	—	6,850

Total assets measured at fair value	8,403	1,553	—	6,850

		Fair value disclosure or measurement at
		December 31, 2014 using
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2014	(Level 1)	(Level 2)	(Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents
Term deposits	33,040	—	33,040	—
Short-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	56,847	—	56,847	—
Term deposits	38,311	—	38,311	—

Fair value measurement
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	7,504	—	—	7,504

Total assets measured at fair value	7,504	—	—	7,504

Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Fair value measurement
	using significant
	unobservable inputs
	(Level 3)
	2014	2013

Beginning balance	5,125	6,850
Total unrealized gains included in other comprehensive income	93	654
Purchase	1,632	—

Ending balance	6,850	7,504